Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Global Technology Growth Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 60,965	$ 45,628	$ 35,255	$ 46,568	$ 35,208	$ 23,401	$ 22,399	$ 16,999	$ 12,503	$ 10,600	$ 10,000
Columbia Global Technology Growth Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 60,781	45,512	35,182	46,496	35,171	23,392	22,401	17,005	12,518	10,613	10,000
Columbia Global Technology Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 60,332	45,203	34,959	46,229	34,992	23,283	22,319	16,955	12,490	10,600	10,000
Columbia Global Technology Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 54,569	41,294	32,262	43,088	32,941	22,142	21,433	16,447	12,238	10,491	10,000
Columbia Global Technology Growth Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 60,328	45,203	34,957	46,227	34,989	23,285	22,318	16,953	12,487	10,604	10,000
Columbia Global Technology Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 55,438	41,642	32,286	42,801	32,474	21,667	20,818	15,852	11,707	9,962	9,425
S&P Global 1200 Information Technology Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Information Technology Index (Net)
Account Value	$ 61,395	44,514	34,072	42,087	31,783	20,666	19,953	15,713	11,914	9,983	10,000
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,192	$ 18,788	$ 16,488	$ 19,601	$ 15,237	$ 13,077	$ 13,113	$ 11,770	$ 10,050	$ 9,371	$ 10,000